DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Loss on Sale of Discontinued Operations (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 12, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Assets and liabilities classified as held for sale [Line Items]
Held for sale assets derecognised			$ 7,672	$ 6,863	$ 6,643
Held for sale liabilities derecognised			(3,932)	(4,187)	(3,949)
Loss on sale of assets before taxation			1	6	7
South African assets | Discontinued operations
Assets and liabilities classified as held for sale [Line Items]
Cash consideration	$ (200)
Costs to sell, exchange impact and sale of houses	8
Deferred compensation asset	$ (28)
Loss on sale of assets before taxation			80	3	118
Deferred taxation on sale of assets		$ 0	1	(164)	$ (47)
Loss on sale of assets after taxation			$ 81
South African assets | Disposal groups classified as held for sale
Assets and liabilities classified as held for sale [Line Items]
Held for sale assets derecognised						$ 555
Held for sale liabilities derecognised				(272)		(255)
Net assets				$ 309		$ 300